WEBs ETF Trust

WEBs Communication Services XLC Defined Volatility ETF

Schedule of Investments

July 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 54.9%
United States – 54.9%
State Street Communication Services Select Sector SPDR ETF(1)	1,161	$125,667
TOTAL EXCHANGE-TRADED FUNDS (Cost - $125,225)		125,667

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 48.0%
Time Deposits – 48.0%
JPMorgan Chase, New York, 2.98% 08/03/2026(2)	$109,922	109,922
TOTAL SHORT-TERM INVESTMENTS (Cost - $109,922)		109,922

TOTAL INVESTMENTS – 102.9% (Cost - $235,147)		235,589
OTHER ASSETS LESS LIABILITIES – (2.9)%		(6,697)
NET ASSETS – 100.0%		$228,892

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Cantor Fitzgerald State Street Communication Services Select Sector SPDR ETF	OBFR + 1.20%	Varies(3)	USD	178	08/24/2026	$(6,525)

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.
(3)	Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

OBFR – Overnight Bank Funding Rate